11. LOANS PAYABLE: Schedule of Convertible Debt itemization (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
GG Mars Capital, Inc. - revolving line of credit
Convertible Debt	$ 992,798	$ 112,185
Star Financial Corporation - revolving line of credit
Convertible Debt	1,394,839	157,615
Jennings Family Investments, Inc. - revolving line of credit
Convertible Debt	3,921,087	443,078
Lone Stella - revolving line of credit
Convertible Debt	539,556	1,618,668
Nancy Cowden - revolving line of credit
Convertible Debt	235,847	26,650
GG Mars Capital, Inc. - debentures - convertible debt at 20% discount
Convertible Debt	1,080,380	122,082
Propal Investments LLC - convertible debt at a 20% discount
Convertible Debt	575,400	65,020
Convertible Debt	$ 8,739,907	$ 2,545,298